FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2014
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

10.      FINANCIAL INSTRUMENTS

Fair value estimates and information about valuation methodologies regarding financial instruments are as follows:

Quoted market prices, where available, are used to estimate the fair values of financial instruments. In the absence of quoted market prices, fair values for such financial instruments are estimated using an income approach, based on discounted cash flows, or other valuation techniques.

Cash and cash equivalents, Current portion of investment, Trade accounts receivables and Trade accounts payables

The carrying amount approximates fair value because of the short maturity of these instruments.

Long-term debt

The fair value of bank borrowings is estimated based on the present value of future cash flows using the Company’s borrowing rate for the same contractual terms.

	Thousands of Yen
	2013		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	¥1,195,142	¥1,195,142	¥1,378,444	¥1,378,444
Current portion of investment	100,820	100,820	101,064	101,064
Trade accounts receivable	1,158,764	1,158,764	860,202	860,202

Liabilities:
Trade accounts payable	505,498	505,498	323,898	323,898
Long-term debt:
Bank borrowings	622,500	624,493	712,600	713,612

Refer to Note 8 for fair value of plan asset which are comprised of the life insurance pooled investment portfolios and Note 12 for fair values of equity and debt securities and derivative financial instruments.

The level of the fair value hierarchy within the fair value measurement of cash equivalents is Level 1 and that of current portion of investments, short-term debt and long-term debt is Level 2.

Significant Customersand Concentration of Credit Risk — Trade accounts receivable from the Company’s three largest customers accounted for approximately 70.8% and 68.5% of the Company’s trade accounts receivable as of March 31, 2013 and 2014, respectively.

The Company conducts business based on periodic evaluations of the customers’ financial conditions and generally does not require collateral to secure their obligations to the Company. The Company does not believe a significant risk of loss exists from a concentration of credit risk.